UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6742

MONARCH FUNDS

3435 Stelzer Road

Columbus, OH 43219

Jack J. Singer

Monarch Investment Advisors, LLC

950 Coronado Drive

Arcadia, CA 91007

626-447-4717

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008 – November 30, 2008

Item 1.	Schedule of Investments.

MONARCH FUNDS

Schedule of Investments—Daily Assets Treasury Fund

November 30, 2008

(Unaudited)

Face Amount	Security Description	Rate	Maturity	Value
	U.S. Treasury Obligations# – 58.4%
$72,000,000	U.S. Treasury Bills	0.64%	01/02/09	$71,957,938
30,000,000	U.S. Treasury Bills	1.18	01/29/09	29,941,983

	Total U.S. Treasury Obligations			101,899,921

Shares
	Repurchase Agreements – 41.7%
42,650,000	Bank of America Securities, dated 12/01/08, to be repurchased at $42,650,533; (Fully collateralized by a U.S. Government Treasury Obligation, 0.00%, 01/22/09, market value $43,503,060)	0.15	12/01/08	42,650,000
30,000,000	Deutsche Bank Securities, Inc., dated 12/01/08, to be repurchased at $30,000,500; (Fully collateralized by a U.S. Government Treasury Obligation, 3.12%, 11/30/09, market value $30,144,426)	0.30	12/01/08	30,000,000

	Total Repurchase Agreements			72,650,000

	Total Investments at Amortized Cost* – 100.1%			$174,549,921
	Other Assets and Liabilities, Net – (0.1)%			(129,026)

	NET ASSETS – 100.0%			$174,420,895

#	Rates shown are annualized yields at time of purchase.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Portfolio of Investments

MONARCH FUNDS

Schedule of Investments—Daily Assets Government Fund

November 30, 2008

(Unaudited)

Face Amount	Security Description	Rate	Maturity	Value
	U.S. Government Securities – 79.2%
	Government Bond – 79.2%
$75,000,000	Federal Home Loan Bank	2.19%	01/28/09	$75,156,348
70,000,000	Federal Home Loan Bank - Discount Note#	0.45	12/18/08	69,985,125
75,000,000	Federal Home Loan Bank - Discount Note#	0.78	01/16/09	74,925,250
25,000,000	Federal Home Loan Bank - Discount Note#	2.60	02/09/09	24,874,583
35,000,000	Federal Home Loan Bank - Discount Note#	2.57	02/17/09	34,806,625
20,000,000	Federal Home Loan Mortgage - Discount Note#	2.06	02/13/09	19,915,722

	Total U.S. Government Securities			299,663,653

Shares
	Repurchase Agreements – 14.6%
25,370,000	Bank of America Securities, dated 12/01/08, to be repurchased at $25,370,423; (Fully collateralized by a U.S. Government Agency Obligation, 0.00% - 6.00%, 01/01/36 - 10/15/36 , market value $25,752,119)	0.20	12/01/08	25,370,000
30,000,000	Deutsche Bank Securities, Inc., dated 12/01/08, to be repurchased at $30,000,750; (Fully collateralized by a U.S. Government Agency Obligation, 5.00% - 7.00%, 06/01/34 - 11/01/37, market value $30,463,095)	0.30	12/01/08	30,000,000

	Total Repurchase Agreements			55,370,000

	Money Market Fund – 6.0%
22,513,000	Dreyfus Government Cash Management Fund	1.05		22,513,000

	Total Investments at Amortized Cost* – 99.8%			$377,546,653
	Other Assets and Liabilities, Net – 0.2%			661,067

	NET ASSETS – 100.0%			$378,207,720

#	Rates shown are annualized yields at time of purchase.
*	Cost for federal income tax purposes is the same as for financial statement purposes.

See Notes to Portfolio of Investments

MONARCH FUNDS

Schedule of Investments—Daily Assets Cash Fund

November 30, 2008

(Unaudited)

Face Amount	Security Description	Rate	Maturity	Value
	Certificate of Deposit – 4.7%
$22,000,000	Bank of America Corp.	1.15%	12/17/08	$22,000,000

	Commercial Paper# – 53.8%
22,000,000	Cafco, LLC^	1.40	01/22/09	21,955,511
22,000,000	Calyon N.A., Inc.	1.20	12/22/08	21,984,600
10,500,000	Charta, LLC^	1.60	01/22/09	10,475,733
22,000,000	Ciesco, LLC^	1.50	01/20/09	21,954,167
25,000,000	Citigroup, Inc.	3.90	12/18/08	24,955,729
22,000,000	CRC Funding, LLC^	1.50	01/22/09	21,952,333
22,000,000	Edison Asset Securitization, LLC^	2.26	12/11/08	21,986,250
25,000,000	G.E. Capital International Funding	3.21	12/18/08	24,963,403
22,000,000	Govco, LLC^	2.11	01/08/09	21,951,234
25,000,000	Societe Generale N.A.	3.79	12/17/08	24,958,111
7,000,000	UBS Finance Delaware, LLC	2.26	01/20/09	6,978,125
25,000,000	Unionbancal Commercial Funding Corp.	4.43	12/12/08	24,967,535

	Total Commercial Paper			249,082,731

	U.S. Government Securities# – 16.1%
25,000,000	Federal Home Loan Bank - Discount Note	2.60	02/09/09	24,874,583
50,000,000	Federal Home Loan Bank - Discount Note	2.57	02/17/09	49,723,750

	Total U.S. Government Securities			74,598,333

Shares
	Repurchase Agreements – 14.8%
8,600,000	Bank of America Securities, dated 12/01/08, to be repurchased at $8,600,143; (Fully collateralized by a U.S. Government Agency Obligation, 6.00%, 8/01/36, market value $8,500,172)	0.20	12/01/08	8,600,000
60,000,000	Deutsche Bank Securities, Inc., dated 12/01/08, to be repurchased at $60,001,500; (Fully collateralized by a U.S. Government Agency Obligation, 4.50% - 6.00%, 5/01/23 - 6/01/37, market value $60,958,732)	0.30	12/01/08	60,000,000

	Total Repurchase Agreements			68,600,000

	Money Market Fund – 10.6%
49,000,000	Dreyfus Cash Management Fund	1.85		49,000,000

	Total Investments at Amortized Cost* – 100.0%			$463,281,064

	Other Assets and Liabilities, Net – 0.0%			(147,779)

	NET ASSETS – 100.0%			$463,133,285

#	Rates shown are annualized yields at time of purchase.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
^	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $120,275,228 or 25.97% of the fund’s net assets.

See Notes to Portfolio of Investments

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

Valuation Inputs	Monarch Daily Assets Treasury Fund Investments in Securities	Monarch Daily Assets Government Fund Investments in Securities	Monarch Daily Assets Cash Fund Investments in Securities
Level 1—Quoted Prices	$—	$—	$—
Level 2—Other Significant Observable Inputs	174,420,895	378,207,720	463,133,285
Level 3—Significant Unobservable	—	—	—

Total Investments	$174,420,895	$378,207,720	$463,133,285

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	MONARCH FUNDS

By (Signature and Title)*	/s/ Anthony R. Fischer
Anthony R. Fischer, Principal Executive Officer

Date	1/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Anthony R. Fischer
Anthony R. Fischer, Principal Executive Officer

Date	1/26/09

By (Signature and Title)*	/s/ Jack Singer
Jack J. Singer, Principal Financial Officer

Date	1/21/09